Intangible Assets, Net - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Finite lived intangible assets amortization expense	$ 800	$ 300